American Century Investments®
Quarterly Portfolio Holdings
VP Ultra® Fund
March 31, 2020

VP Ultra - Schedule of Investments
MARCH 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Automobiles — 1.7%
Tesla, Inc.(1)	5,940	3,112,560
Banks — 1.3%
JPMorgan Chase & Co.	17,090	1,538,613
U.S. Bancorp	23,790	819,565
		2,358,178
Beverages — 1.1%
Constellation Brands, Inc., Class A	14,180	2,032,845
Biotechnology — 3.8%
Biogen, Inc.(1)	6,420	2,031,160
Ionis Pharmaceuticals, Inc.(1)	11,830	559,322
Regeneron Pharmaceuticals, Inc.(1)	8,400	4,101,636
		6,692,118
Capital Markets — 1.3%
MSCI, Inc.	7,890	2,279,894
Chemicals — 0.8%
Ecolab, Inc.	9,240	1,439,869
Commercial Services and Supplies — 0.3%
Copart, Inc.(1)	8,340	571,457
Electrical Equipment — 0.9%
Acuity Brands, Inc.	11,320	969,671
Rockwell Automation, Inc.	4,160	627,786
		1,597,457
Electronic Equipment, Instruments and Components — 0.7%
Cognex Corp.	13,830	583,903
Keyence Corp.	2,000	645,431
		1,229,334
Entertainment — 2.9%
Netflix, Inc.(1)	8,530	3,203,015
Roku, Inc.(1)	4,140	362,167
Walt Disney Co. (The)	16,620	1,605,492
		5,170,674
Food and Staples Retailing — 2.0%
Costco Wholesale Corp.	12,730	3,629,705
Health Care Equipment and Supplies — 5.5%
ABIOMED, Inc.(1)	1,680	243,869
DexCom, Inc.(1)	2,500	673,175
Edwards Lifesciences Corp.(1)	12,070	2,276,643
IDEXX Laboratories, Inc.(1)	5,610	1,358,966
Intuitive Surgical, Inc.(1)	9,680	4,793,633
Tandem Diabetes Care, Inc.(1)	6,360	409,266
		9,755,552
Health Care Providers and Services — 3.9%
UnitedHealth Group, Inc.	27,740	6,917,801

Hotels, Restaurants and Leisure — 3.1%
Chipotle Mexican Grill, Inc.(1)	3,700	2,421,280
Starbucks Corp.	36,100	2,373,214
Wingstop, Inc.	8,470	675,059
		5,469,553
Household Products — 1.0%
Colgate-Palmolive Co.	27,000	1,791,720
Interactive Media and Services — 11.6%
Alphabet, Inc., Class A(1)	4,570	5,310,112
Alphabet, Inc., Class C(1)	5,580	6,488,480
Facebook, Inc., Class A(1)	43,920	7,325,856
Tencent Holdings Ltd.	32,500	1,584,751
		20,709,199
Internet and Direct Marketing Retail — 7.5%
Amazon.com, Inc.(1)	6,850	13,355,582
IT Services — 14.5%
Adyen NV(1)	650	550,113
Mastercard, Inc., Class A	38,120	9,208,267
PayPal Holdings, Inc.(1)	40,090	3,838,216
Shopify, Inc., Class A(1)	3,620	1,509,287
Square, Inc., Class A(1)	27,870	1,459,831
Visa, Inc., Class A	57,180	9,212,841
		25,778,555
Machinery — 1.8%
Donaldson Co., Inc.	11,040	426,475
Nordson Corp.	5,330	719,923
Westinghouse Air Brake Technologies Corp.	22,920	1,103,140
Yaskawa Electric Corp.	32,300	887,611
		3,137,149
Oil, Gas and Consumable Fuels — 0.3%
EOG Resources, Inc.	15,120	543,110
Personal Products — 1.5%
Estee Lauder Cos., Inc. (The), Class A	16,850	2,684,879
Road and Rail — 1.1%
J.B. Hunt Transport Services, Inc.	20,910	1,928,529
Semiconductors and Semiconductor Equipment — 2.4%
Analog Devices, Inc.	18,160	1,628,044
Applied Materials, Inc.	25,900	1,186,738
Xilinx, Inc.	18,060	1,407,596
		4,222,378
Software — 12.7%
DocuSign, Inc.(1)	32,220	2,977,128
Fair Isaac Corp.(1)	2,220	683,072
Microsoft Corp.	70,850	11,173,754
Paycom Software, Inc.(1)	5,010	1,012,070
salesforce.com, Inc.(1)	40,130	5,777,917
Splunk, Inc.(1)	5,990	756,118
Zoom Video Communications, Inc., Class A(1)	2,200	321,464
		22,701,523

Specialty Retail — 3.3%
Ross Stores, Inc.	23,600	2,052,492
TJX Cos., Inc. (The)	78,650	3,760,257
		5,812,749
Technology Hardware, Storage and Peripherals — 9.9%
Apple, Inc.	69,450	17,660,441
Textiles, Apparel and Luxury Goods — 2.0%
lululemon athletica, Inc.(1)	3,380	640,679
NIKE, Inc., Class B	36,310	3,004,289
		3,644,968
TOTAL COMMON STOCKS (Cost $65,670,778)		176,227,779
EXCHANGE-TRADED FUNDS — 1.0%
iShares Russell 1000 Growth ETF (Cost $1,650,390)	11,870	1,788,216
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 3.00%, 11/30/21 - 5/15/45, valued at $302,820), in a joint trading account at 0.01%, dated 3/31/20, due 4/1/20 (Delivery value $296,932)		296,932
State Street Institutional U.S. Government Money Market Fund, Premier Class	620,214	620,214
TOTAL TEMPORARY CASH INVESTMENTS (Cost $917,146)		917,146
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $68,238,314)		178,933,141
OTHER ASSETS AND LIABILITIES — (0.4)%		(732,327)
TOTAL NET ASSETS — 100.0%		$178,200,814

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	15,717	USD	16,881	Credit Suisse AG	6/30/20	$512
EUR	11,661	USD	12,615	Credit Suisse AG	6/30/20	289
USD	330,662	EUR	304,116	Credit Suisse AG	6/30/20	(5,881)
USD	11,041	EUR	10,309	Credit Suisse AG	6/30/20	(367)
USD	13,212	EUR	12,253	Credit Suisse AG	6/30/20	(346)
USD	12,718	EUR	11,492	Credit Suisse AG	6/30/20	—
USD	18,776	EUR	16,900	Credit Suisse AG	6/30/20	74
USD	450,730	JPY	48,651,750	Bank of America N.A.	6/30/20	(3,440)
USD	57,771	JPY	6,398,770	Bank of America N.A.	6/30/20	(1,962)
USD	35,639	JPY	3,897,355	Bank of America N.A.	6/30/20	(743)
						$(11,864)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	172,559,873	3,667,906	—
Exchange-Traded Funds	1,788,216	—	—
Temporary Cash Investments	620,214	296,932	—
	174,968,303	3,964,838	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	875	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	12,739	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.